Filed pursuant to Rule 497(c)

Registration Nos. 333-210186 and 811-23147

111 West Monroe Street Chicago, Illinois 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

July 21, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	First Trust Exchange-Traded Fund VIII
(File Nos. 333-210186 and 811-23147)

 Ladies and Gentlemen:

On behalf of First Trust Exchange-Traded Fund VIII (the “Registrant”), we are transmitting for electronic filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of Prospectus and Statement of Additional Information for the Registrant filed pursuant to Rule 497(c) on July 20, 2020. The Registration Statement relates to the FT Cboe Vest U.S. Equity Deep Buffer ETF - July, a series of the Registrant.

If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

Sincerely yours,
Chapman and Cutler llp
By:	/s/ Eric Fred Fess
Eric Fred Fess

Enclosures